Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 TWD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2021 USD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2021 JPY (¥) $ / JPY $ / USD $ / CNY	Dec. 31, 2021 CNY (¥) $ / JPY $ / USD $ / CNY	Dec. 31, 2020 TWD ($) $ / JPY $ / CNY $ / USD	Dec. 31, 2020 USD ($) $ / JPY $ / CNY $ / USD	Dec. 31, 2020 JPY (¥) $ / JPY $ / CNY $ / USD	Dec. 31, 2020 CNY (¥) $ / JPY $ / CNY $ / USD
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 13,170,873				$ 10,131,324
Exchange rate	27.74	27.74	27.74	27.74
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 5,207,798	$ 188,143			5,007,923	$ 175,840
Liabilities denominated in foreign currencies	$ 1,468,203	$ 53,042			$ 752,157	$ 26,410
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / USD	27.6800	27.6800	27.6800	27.6800	28.4800	28.4800	28.4800	28.4800
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / USD	27.6800	27.6800	27.6800	27.6800	28.4800	28.4800	28.4800	28.4800
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 34,036		¥ 141,523		$ 38,029		¥ 137,635
Liabilities denominated in foreign currencies	$ 262,005		¥ 1,089,668		$ 425,016		¥ 1,538,241
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2405	0.2405	0.2405	0.2405	0.2763	0.2763	0.2763	0.2763
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2405	0.2405	0.2405	0.2405	0.2763	0.2763	0.2763	0.2763
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 21,477			¥ 4,944	$ 29,930			¥ 6,838
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.3440	4.3440	4.3440	4.3440	4.3770	4.3770	4.3770	4.3770
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 384,521		¥ 1,598,839		$ 262,007		¥ 948,270
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2405	0.2405	0.2405	0.2405	0.2763	0.2763	0.2763	0.2763
Other Risks [Member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 3,596,012			¥ 827,811	$ 3,020,908			¥ 690,178
Other Risks [Member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.3440	4.3440	4.3440	4.3440	4.3770	4.3770	4.3770	4.3770